Property, plant and equipment - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 42,836
Property, plant and equipment, ending balance	49,334	$ 42,836
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	71,071	70,113
Additions	12,620	13,934
Disposals	560	779
Transfers	760	(12,180)
Reclass to Right-of-use assets	760	(12,180)
Effect of movements in exchange rates	86	(17)
Property, plant and equipment, ending balance	83,977	71,071
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(43,325)	(48,493)
Depreciation	3,759	2,796
Disposals	(512)	(779)
Transfers	760	(7,173)
Reclass to Right-of-use assets	760	(7,173)
Effect of movements in exchange rates	85	(12)
Property, plant and equipment, ending balance	(47,417)	(43,325)
Building under finance lease | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	12,180
Additions		0
Disposals		0
Transfers		(12,180)
Reclass to Right-of-use assets		(12,180)
Effect of movements in exchange rates		0
Property, plant and equipment, ending balance		0
Building under finance lease | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	(7,173)
Depreciation		0
Disposals		0
Transfers		(7,173)
Reclass to Right-of-use assets		(7,173)
Effect of movements in exchange rates		0
Property, plant and equipment, ending balance		0
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,427
Property, plant and equipment, ending balance	1,846	1,427
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	5,733	5,584
Additions	791	214
Disposals	0	63
Transfers	75	4
Reclass to Right-of-use assets	75	4
Effect of movements in exchange rates	36	(6)
Property, plant and equipment, ending balance	6,635	5,733
Computer equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(4,306)	(3,945)
Depreciation	379	422
Disposals	0	(63)
Transfers	75	4
Reclass to Right-of-use assets	75	4
Effect of movements in exchange rates	29	(2)
Property, plant and equipment, ending balance	(4,789)	(4,306)
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	51
Property, plant and equipment, ending balance	657	51
Furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,098	1,103
Additions	642	1
Disposals	0	0
Transfers	15	(4)
Reclass to Right-of-use assets	15	(4)
Effect of movements in exchange rates	(1)	(2)
Property, plant and equipment, ending balance	1,754	1,098
Furniture and fixtures | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,047)	(1,036)
Depreciation	25	16
Disposals	0	0
Transfers	15	(4)
Reclass to Right-of-use assets	15	(4)
Effect of movements in exchange rates	10	(1)
Property, plant and equipment, ending balance	(1,097)	(1,047)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,260
Property, plant and equipment, ending balance	1,558	1,260
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	8,559	7,936
Additions	440	630
Disposals	0	0
Transfers	170	0
Reclass to Right-of-use assets	170	0
Effect of movements in exchange rates	27	(7)
Property, plant and equipment, ending balance	9,196	8,559
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(7,299)	(6,917)
Depreciation	302	389
Disposals	0	0
Transfers	0	0
Reclass to Right-of-use assets	0	0
Effect of movements in exchange rates	37	(7)
Property, plant and equipment, ending balance	(7,638)	(7,299)
Production and test equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	25,008
Property, plant and equipment, ending balance	32,499	25,008
Production and test equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	55,681	43,310
Additions	10,747	13,089
Disposals	560	716
Transfers	500	0
Reclass to Right-of-use assets	500	0
Effect of movements in exchange rates	24	(2)
Property, plant and equipment, ending balance	66,392	55,681
Production and test equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(30,673)	(29,422)
Depreciation	3,053	1,969
Disposals	(512)	(716)
Transfers	670	0
Reclass to Right-of-use assets	670	0
Effect of movements in exchange rates	9	(2)
Property, plant and equipment, ending balance	$ (33,893)	$ (30,673)